Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	May 31, 2023	May 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 751,890	$ 806,804
Less: accumulated depreciation	(401,687)	(379,445)
Less: accumulated impairment loss	(14)	(9,385)
Exchange differences	9,571	(15,284)
Property and equipment, net	359,760	402,690
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	156,017	166,238
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,366	6,127
Furniture and education equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	118,936	144,342
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	129,119	111,471
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	293,236	341,019
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 48,216	$ 37,607